3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Schedule of financial assets and financial liabilities carried at fair value excluding liabilities subjected to compromise

The carrying amounts and the estimated fair values of our main financial assets and financial liabilities as at December 31, 2020 and 2019 are summarized as follows:

	Accounting measurement	2020
		Carrying amount	Fair value
Assets
Cash and banks	Fair value	692,742	692,742
Cash equivalents	Fair value	3,415,199	3,415,199
Cash investments	Fair value	204,056	204,056
Accounts receivable (i)	Amortized cost	3,974,238	3,974,238
Financial asset at fair value	Fair value	71,594	71,594
Liabilities
Trade payables (i)	Amortized cost	8,296,891	8,296,891
Borrowings and financing (ii)
Borrowings and financing	Amortized cost	10,542,777	10,542,777
Public debentures	Amortized cost	4,034,603	4,034,603
Private debentures		3,569,805	3,569,805
Senior Notes	Amortized cost	8,196,549	9,821,284
Derivative financial instruments	Fair value	10,967	10,967
Dividends and interest on capital	Amortized cost	18,094	18,094
Licenses and concessions payable (iii)	Amortized cost	43,415	43,415
Tax refinancing program (iii)	Amortized cost	346,217	346,217
Leases payable (iv)	Amortized cost	2,981,678	2,981,678

	Accounting measurement	2019
		Carrying amount	Fair value
Assets
Cash and banks	Fair value	575,863	575,863
Cash equivalents	Fair value	1,506,082	1,506,082
Cash investments	Fair value	217,792	217,792
Accounts receivable (i)	Amortized cost	6,334,526	6,334,526
Dividends and interest on capital	Amortized cost	426	426
Financial asset at fair value	Fair value	40,689	40,689
Held-for-sale assets
Held-for-sale financial asset (Note 31)	Fair value	1,474,699	1,474,699
Dividends receivable (Note 31)	Amortized cost	2,435,014	2,435,014
Liabilities
Trade payables (i)	Amortized cost	8,887,367	8,887,367
Derivative financial instruments	Fair value	1,152	1,152
Borrowings and financing (ii)
Borrowings and financing	Amortized cost	8,354,777	8,354,777
Public debentures	Amortized cost	3,652,353	3,652,353
Senior Notes	Amortized cost	6,219,619	6,565,782
Dividends and interest on capital	Amortized cost	5,731	5,731
Licenses and concessions payable (iii)	Amortized cost	58,582	58,582
Tax refinancing program (iii)	Amortized cost	417,503	417,503
Leases payable (iv)	Amortized cost	8,150,026	8,150,026

For the closing of the year ended December 31, 2020:

(i) The balances of accounts receivable have near terms and, therefore, they are not adjusted to fair value. The balances of trade payables subject to the judicial reorganization were adjusted to fair value at the date of novation of the liabilities and are represented by the amounts expected to be settled (Note 18).

(ii) The balance of the borrowings and financing with the BNDES, Local Banks, and ECAs correspond to exclusive markets, and the fair value of these instruments is similar to their carrying amounts. The balances of borrowings and financing refers to the bonds issued in the international market, for which is there is a secondary market, and their fair values differ from their carrying amounts.

(iii) The licenses and concessions payable and the tax refinancing program are stated at the amounts that these obligations are expected to be discharged and are not adjusted to fair value.

(iv) The leases payable are represented by the amounts that the obligations are expected to be settled, adjusted at present value.

Schedule of fair value measurement hierachy

The levels of the financial assets, cash and cash equivalents and cash investments, held-for-sale assets, and derivative financial instruments at fair value as at December 31, 2020 and 2019 are as follows:

	Fair value measurement hierarchy	Fair value 2020	Fair value 2019
Assets
Cash and banks	Level 1	692,742	575,863
Cash equivalents	Level 1	3,415,199	1,506,082
Cash investments	Level 1	204,056	217,792
Held-for-sale financial asset	Level 3		1,474,699
Liabilities
Derivative financial instruments	Level 2	10,967	1,152

Schedule of financial assets

Foreign currency-denominated financial assets and financial liabilities are presented in the balance sheet as follows (includes intragroup balances transferred to Company amounts):

	2020		2019
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and banks	526,133	526,133	400,874	400,874
Cash equivalents	1,410	1,410	1,096	1,096
Held-for-sale assets
Held-for-sale financial asset			1,474,699	1,474,699
Dividends receivable			2,435,014	2,435,014
Financial liabilities
Borrowings and financing (Note 19)	16,841,746	16,841,746	9,521,291	9,521,291
Derivative financial instruments	10,967	10,967	1,152	1,152

Schedule of derivative financial instrument

The amounts of the derivative financial instruments as at December 31, 2020 and 2019 are summarized as follows:

	Derivatives designated for hedge accounting
	Notional (US$)	Maturity (years)	Fair value
			Amounts (payable)/receivable
			2020	2019
USD/R$ Non-deliverable forwards (NDFs)		< 1 year	(3,561)	(1,152)

	Derivatives not designated for hedge accounting

	Notional (US$)	Maturity (years)	Fair value
			Amounts (payable)/receivable
			12/31/2020	12/31/2019
USD/R$ Non-deliverable forwards (NDFs)		< 1 year	(7,406)

Schedule of derivative transactions

As at December 31, 2020 and 2019, the Company recognized as result of derivative transactions the amounts shown below:

	2020	2019
Forward currency transaction – financial results	134,987	55,025
Forward currency transaction – operating results	3,478	17,088
Total	138,465	72,113

Schedule of movement in foreign exchange hedges

And the movements in foreign exchange hedges designated for hedge accounting were recognized in other comprehensive income.

Table of movements in hedge accounting effects in other comprehensive income

Balance in 2019	(1,152)
Amortization of hedges to profit or loss	(2,409)
Balance in 2020	(3,561)

Schedule of exchange rates used for foreign currency translation

The foreign exchange rates used for the probable scenario are the closing rates prevailing in December 2020. The probable rates were then depreciated by 25% and 50% and used as benchmark for the possible and remote scenarios, respectively.

	Rate
Description	2020	Depreciation
Probable scenario
U.S. dollar	5.1967	0%
Euro	6.3779	0%
Possible scenario
U.S. dollar	6.4959	25%
Euro	7.9724	25%
Remote scenario
U.S. dollar	7.7951	50%
Euro	9.5669	50%

Schedule of impact of foreign exchange exposure

The impacts of foreign exchange exposure on the foreign currency-denominated debt, taking into consideration derivatives and offshore cash, in the sensitivity scenarios estimated by the Company, are shown in the table below (excludes intragroup balances):

		2020
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
US dollar debts	Dollar appreciation	23,871,894	29,839,867	35,807,840
Derivatives (net position - USD)	Dollar depreciation	7,406	9,258	11,109
US dollar cash	Dollar depreciation	(168,389)	(210,487)	(252,584)
Euro debt	Euro appreciation	3,813,244	4,766,555	5,719,866
Euro cash	Euro depreciation	(359,154)	(448,942)	(538,730)
Fair value adjustment	Dollar/euro depreciation	(10,817,931)	(13,522,414)	(16,226,897)
Total assets/liabilities indexed to exchange fluctuation		16,347,070	20,433,837	24,520,604
Total (gain) loss			4,086,767	8,173,534

Schedule of financial assets and financial liabilities and its market value explanatory

These assets and liabilities are presented in the balance sheet as follows:

	2020		2019
	Carrying amount	Market value	Carrying amount	Market value
Financial assets
Cash equivalents	3,413,789	3,413,789	1,504,986	1,504,986
Cash investments	204,056	204,056	217,792	217,792
Financial liabilities
Borrowings and financing (Note 19)	9,501,988	9,501,988	8,705,458	8,705,458

Schedule of exchange rates used for interest rate contracts

The rates were stressed by 25% and 50%, and used as benchmark for the possible and remote scenarios.

2020
Interest rate scenarios
Probable scenario		Possible scenario		Remote scenario
CDI	TJLP	CDI	TJLP	CDI	TJLP
1.90%	4.55%	2.38%	5.69%	2.85%	6.83%

Schedule of impact of interest rate exposure

The impacts of exposure to interest rates, in the sensitivity scenarios estimated by the Company, are shown in the table below:

		2020
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
Debt pegged to CDI	CDI increase	1,133,211	1,425,047	1,720,264
Debt pegged to TJLP	TJLP increase	2,727,311	3,163,027	3,604,667
Total assets/liabilities pegged to the interest rate		3,860,522	4,588,074	5,324,931
Total (gain) loss			727,552	1,464,409